Derivative Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in hedges recorded in OCI related to derivative instruments
Net changes in fair value of cash flow hedges, taxes and reclassification adjustments	$ (1,614,000)	$ (4,805,000)	$ (1,312,000)	$ (10,965,000)	$ (21,384,000)	$ (42,542,000)	$ (15,929,000)
Net changes in cash flow hedges, net of taxes	2,952,000	8,924,000	2,693,000	20,363,000	39,713,000	79,006,000	29,583,000
Combined CVA and MVA					7,000,000	23,300,000	(12,700,000)
Estimated period for the approximate transfer of the pre-tax balance in AOCI into earnings			12 months		12 months
Amortization of the pre-tax balance in AOCI into earnings under cash flow hedge accounting			15,300,000		(17,100,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(22,000)	(349,000)	(45,000)	950,000	897,000	(26,944,000)	11,923,000
Reconciliation to Condensed Consolidated Statements of Income:
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	(216,000)	(1,468,000)	(416,000)	(2,091,000)	(9,808,000)	(47,787,000)	21,450,000
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of the unrealized gain or (loss) on derivative position	(314,000)	(6,093,000)	(6,238,000)	(5,717,000)	(2,166,000)	(27,733,000)	7,260,000
Effective portion of change in fair market value of derivatives	4,283,000	418,000	3,440,000	7,697,000	23,059,000	3,949,000	44,176,000
Amounts reclassified from AOCI	4,597,000	6,511,000	9,678,000	13,414,000	(25,225,000)	(31,682,000)	(36,916,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(22,000)	(27,000)	(45,000)	(58,000)	(111,000)	(156,000)	(868,000)
Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of the unrealized gain or (loss) on derivative position		34,778,000		117,494,000	108,709,000	(172,003,000)	66,037,000
Foreign exchange component credited (charged) to income		(32,100,000)		(116,200,000)	(104,800,000)	225,700,000	(114,620,000)
Effective portion of change in fair market value of derivatives		44,537,000		137,916,000	140,029,000	(111,473,000)	116,441,000
Amounts reclassified from AOCI		9,759,000		20,422,000	(31,320,000)	(60,530,000)	(50,404,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)		(322,000)		1,008,000	1,008,000	(26,788,000)	12,791,000
Interest rate cap agreements
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Not Designated as a Hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	89,000	(245,000)	194,000	(1,126,000)	(1,394,000)	(2,062,000)	(647,000)
Reconciliation to Condensed Consolidated Statements of Income:
Amortization of premium paid to the derivative counterparty					(400,000)	(100,000)	(800,000)
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	283,000	874,000	565,000	1,915,000	2,809,000	3,372,000	(485,000)
Reconciliation to Condensed Consolidated Statements of Income:
Reclassifications from AOCI to income	(283,000)	(874,000)	(565,000)	(1,915,000)	(2,809,000)	(3,372,000)	485,000
Maturing derivative contracts
Reconciliation to Condensed Consolidated Statements of Income:
Income effect of derivatives					(6,502,000)	(15,409,000)	9,689,000
Maturing derivative contracts | Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI					$ (6,502,000)